UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: September 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / SEPTEMBER 30, 2009

Western Asset California Municipal Money Market Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide income exempt from both regular federal income tax and California personal income tax* from a portfolio of high-quality short-term municipal obligations selected for liquidity and stability of principal.

*

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Letter from the chairman	I
Fund at a glance	1
Fund expenses	2
Schedule of investments	4
Statement of assets and liabilities	16
Statement of operations	17
Statements of changes in net assets	18
Financial highlights	19
Notes to financial statements	21

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy was weak during the first half of the six-month reporting period ended September 30, 2009, the lengthiest recession since the Great Depression appeared to have finally ended during the second half of the period.

Looking back, the U.S. Department of Commerce reported that fourth quarter 2008 U.S. gross domestic product (“GDP”)[i] contracted 5.4%. Economic weakness accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the economic environment started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department’s advance estimate for third quarter 2009 GDP growth was 3.5%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program and its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales.

Even before GDP advanced in the third quarter, there were signs that the economy was starting to regain its footing. As an example, the manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While the PMI dipped to 52.6 in September, thirteen of the eighteen manufacturing industries the PMI tracks expanded during the month. In contrast, only eleven industries expanded in August.

The long-ailing housing market also saw some improvement during the reporting period. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that home prices rose 1.6% in July 2009 versus the prior month. This marked the third straight monthly gain. In addition, the National Association of Realtors’ Pending Home Sales Indexiv rose 6.4% in August, the seventh consecutive monthly increase.

One area that remained weak—and could hamper the pace of economic recovery—was the labor market. While monthly job losses have moderated

Western Asset California Municipal Money Market Fund | I

Letter from the chairman continued

compared to earlier in the year, the unemployment rate rose to 9.8% in September 2009, its highest level in twenty-six years. Since December 2007, more than seven million jobs have been shed and there have been twenty-one consecutive months of job losses.

The Federal Reserve Board (“Fed”)[v] continued to pursue an accommodative monetary policy during the reporting period. After reducing the federal funds ratevi from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its September 2009 meeting, the Fed said that it “will continue to employ a wide range of tools to promote economic recovery and to preserve price stability. The Committee will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.81% and 2.71%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.95% and 3.31%, respectively. Over the six months ended September 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher.

During the reporting period, the yields available from tax-exempt money market instruments fluctuated and ultimately moved lower.

II | Western Asset California Municipal Money Market Fund

Performance review

As of September 30, 2009, the seven-day current yield for Class A shares of Western Asset California Municipal Money Market Fund was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.[1]

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers for Class A shares, the seven-day current yield would have been -0.13% and the seven-day effective yield would have been -0.13%.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND Yields as of September 30, 2009 (unaudited)

	SEVEN-DAY CURRENT YIELD[1]	SEVEN-DAY EFFECTIVE YIELD[1]

Class A Shares	0.01%	0.01%
Class I Shares	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.13%, and the seven-day current yield and the seven-day effective yield for Class I shares would have been -0.03%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset California Municipal Money Market Fund | III

Letter from the chairman continued
A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,
•	Market insights and commentaries from our portfolio managers, and
•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our steward-ship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 30, 2009

IV | Western Asset California Municipal Money Market Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal alterative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Pending Home Sales Index is an index created by the National Association of Realtors that tracks homes sales in which a contract is signed but the sale has not yet closed. The Index is a leading indicator of future existing home sales as it typically takes four to six weeks to close a sale after a contract has been signed.

[v]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

vi

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset California Municipal Money Market Fund | V

Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†

The bar graphs above represent the composition of the Fund’s investments as of September 30, 2009 and March 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2009 and held for the six months ended September 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†‡	EXPENSES PAID DURING THE PERIOD[3]

Class A	0.01%	$1,000.00	$1,000.10	0.52%	$2.61
Class I	0.04	1,000.00	1,000.40	0.46	2.31

[1]	For the six months ended September 30, 2009.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Fund are included in the expense ratios. These fees are not covered by any expense cap currently in effect.
‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

2 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†‡	EXPENSES PAID DURING THE PERIOD[2]

Class A	5.00%	$1,000.00	$1,022.46	0.52%	$2.64
Class I	5.00	1,000.00	1,022.76	0.46	2.33

[1]	For the six months ended September 30, 2009.
[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Fund are included in the expense ratios. These fees are not covered by any expense cap currently in effect.
‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 3

Schedule of investments (unaudited)
September 30, 2009

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 98.1%

	Education — 19.9%
	ABAG Finance Authority for Nonprofit Corp., CA:
$ 13,395,000	Francis Parker School Project, LOC-Bank of New York,
	0.370%, 10/1/09(a)	$13,395,000
	Revenue:
13,800,000	Katherine Delmar Burke School, LOC-Allied Irish Banks PLC,
	0.470%, 10/1/09(a)	13,800,000
19,500,000	La Jolla Country Day School, LOC-Allied Irish Bank PLC,
	0.470%, 10/1/09(a)	19,500,000
400,000	Saint Anthony Foundation, LOC-Bank of America N.A.,
	0.400%, 10/1/09(a)	400,000
3,850,000	Santa Cruz Montessori School, LOC-Comerica Bank,
	0.470%, 10/1/09(a)	3,850,000
	Alameda-Contra Costa, CA, Schools Financing Authority, COP,
	Capital Improvement Financing Projects:
6,765,000	LOC-Bank of Nova Scotia, 0.330%, 10/1/09(a)	6,765,000
1,000,000	LOC-KBC Bank N.V., 0.350%, 10/1/09(a)	1,000,000
2,885,000	LOC-Scotiabank, 0.330%, 10/1/09(a)	2,885,000
	California EFA Revenue:
6,365,000	Chapman University, LOC-Bank of America N.A., 0.280%, 10/1/09(a)	6,365,000
7,000,000	Loyola Marymount University, LOC-Allied Irish Bank PLC,
	0.450%, 10/7/09(a)	7,000,000
14,000,000	TECP, Stanford University, 0.400% due 1/27/10	14,000,000
	California EFA, TECP, Stanford University,:
27,000,000	0.280% due 1/6/10	27,000,000
42,000,000	0.250% due 11/10/09	42,000,000
	California Infrastructure & Economic Development Bank Revenue:
3,200,000	California Academy of Sciences, LOC-Bank of Nova Scotia,
	0.270%, 10/1/09(a)	3,200,000
5,000,000	Colburn School, LOC-Allied Irish Bank PLC, 0.420%, 10/1/09(a)	5,000,000
3,700,000	Los Angeles County Museum, LOC-Allied Irish Bank PLC,
	0.270%, 10/1/09(a)	3,700,000
5,800,000	St. Margarets Episcopal School, LOC-Allied Irish Bank PLC,
	0.470%, 10/1/09(a)	5,800,000
	California MFA Revenue:
3,500,000	Serra Catholic School, LOC-Allied Irish Bank PLC, 0.470%, 10/1/09(a)	3,500,000
9,375,000	St. Andrews Parish, LOC-Allied Irish Bank PLC, 0.470%, 10/1/09(a)	9,375,000
1,500,000	Trinity School, LOC-Comerica Bank, 0.470%, 10/1/09(a)	1,500,000
9,070,000	Vacaville Christian Schools, LOC-Allied Irish Bank PLC,
	0.400%, 10/1/09(a)	9,070,000
4,570,000	California Municipal Finance Authority Revenue, The Turning Point
	School, LOC-U.S. Bank N.A., 0.330%, 10/1/09(a)	4,570,000
	California State University, TECP:
10,800,000	LOC-State Street Bank & Trust Co./JPMorgan Chase,
	0.250% due 10/5/09	10,800,000

See Notes to Financial Statements.

4 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Education — 19.9% continued
$ 12,528,000	LOC-State Street Bank & Trust Co./ JPMorgan Chase,
	0.250% due 10/5/09	$12,528,000
	California Statewide CDA:
	Revenue:
15,500,000	Azusa Pacific University Project, LOC-Allied Irish Bank PLC,
	0.490%, 10/1/09(a)	15,500,000
20,250,000	Concordia University Project, LOC-U.S. Bank, 0.350%, 10/1/09(a)	20,250,000
1,100,000	Culinary Institute of America, LOC-Allied Irish Bank PLC,
	0.550%, 10/1/09(a)	1,100,000
7,500,000	Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A.,
	0.270%, 10/1/09(a)	7,500,000
8,830,000	Webb Schools, LOC-Bank of New York, 0.370%, 10/1/09(a)	8,830,000
14,195,000	Coachella Valley, CA, USD, COP, 2006 School Financing Project,
	FSA, SPA-Dexia Credit Local, 0.620%, 10/1/09(a)	14,195,000
	Grant, CA, Joint Union High School District, COP:
2,275,000	Bridge Funding Program, FSA, SPA-Dexia Credit Local,
	1.900%, 10/1/09(a)	2,275,000
18,675,000	School Facility Bridge Funding Program, FSA, SPA-Dexia Credit Local,
	1.900%, 10/1/09(a)	18,675,000
	Los Angeles, CA, COP:
2,955,000	Laurence School, LOC-Allied Irish Bank PLC, 0.470%, 10/1/09(a)	2,955,000
8,480,000	Loyola High School, LOC-Allied Irish Bank PLC, 0.470%, 10/1/09(a)	8,480,000
1,100,000	Windward School, LOC-Allied Irish Banks PLC, 0.470%, 10/1/09(a)	1,100,000
	Perris, CA:
3,600,000	School District COP, School Facility Bridge Project, FSA,
	SPA-Dexia Credit Local, 1.900%, 10/1/09(a)	3,600,000
8,120,000	Union High School District COP, School Financing Project, FSA,
	SPA-Dexia Credit Local, 2.000%, 10/1/09(a)	8,120,000
1,800,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G. Mendez University
	Systems Project, LOC-Banco Santander PR, 0.280%, 10/7/09(a)	1,800,000
	Regents of University of California, TECP:
14,000,000	0.300% due 10/7/09	14,000,000
17,500,000	0.300% due 10/8/09	17,500,000
10,000,000	0.350% due 11/3/09	10,000,000
10,000,000	0.350% due 11/5/09	10,000,000
	San Jacinto, CA, USD, COP, School Facility Bridge Funding Project, FSA:
8,650,000	SPA-Dexia Credit Local, 1.900%, 10/1/09(a)	8,650,000
3,200,000	SPA-First Union National Bank, 0.500%, 10/1/09(a)	3,200,000

	Total Education	404,733,000

	Finance — 0.4%
7,230,000	Oakland, CA, Joint Powers Financing Authority Revenue,
	Fruitvale Transit Village, LOC-Citibank N.A., 0.290%, 10/7/09(a)	7,230,000

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 5

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	General Obligation — 5.5%
	Commonwealth of Puerto Rico, GO:
$ 1,200,000	FSA, SPA-Dexia Bank, 0.490%, 10/1/09(a)	$1,200,000
6,100,000	FSA, SPA-Dexia Credit Local, 0.500%, 10/1/09(a)	6,100,000
	Public Improvements:
8,500,000	FSA, SPA-Dexia Bank, 0.490%, 10/1/09(a)	8,500,000
1,800,000	FSA, SPA-Dexia Credit Local, 0.490%, 10/1/09(a)	1,800,000
72,510,000	FSA, SPA-JPMorgan Chase, 0.500%, 10/1/09(a)	72,510,000
10,000,000	Refunding, Public Improvements, FSA, LOC-Wachovia Bank N.A.,
	0.260%, 10/1/09(a)	10,000,000
12,500,000	San Francisco, CA, GO, City & County USD, TRAN, 3.000% due 11/25/09	12,538,247

	Total General Obligation	112,648,247

	Health Care — 11.0%
3,000,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue,
	Sharp Healthcare, LOC-Citibank N.A., 0.270%, 10/7/09(a)	3,000,000
14,200,000	California Health Facilities Finance Authority Revenue,
	Hospital Adventist Health Systems B, LOC-Wachovia Bank N.A.,
	0.260%, 10/1/09(a)	14,200,000
	California Health Facilities Finance Authority:
29,120,000	Adventist Health System, LOC-Wachovia Bank, 0.260%, 10/1/09(a)	29,120,000
	TECP, Kaiser Permanente,:
24,000,000	0.400% due 10/14/09	24,000,000
15,000,000	0.400% due 10/15/09	15,000,000
29,000,000	0.400% due 11/16/09	29,000,000
20,000,000	0.400% due 11/17/09	20,000,000
	California Health Facilities Financing Authority Revenue:
5,100,000	Adventist Health System West, LOC-U.S. Bank N.A., 0.250%, 10/1/09(a)	5,100,000
14,000,000	Stanford Hospital & Clinics, 0.550% due 6/16/10(b)	14,000,000
	California Statewide CDA Revenue:
5,160,000	John Muir Health, LOC-Wells Fargo Bank, 0.240%, 10/1/09(a)	5,160,000
20,000,000	Kaiser Foundation Hospitals, 3.000% due 10/1/09(b)	20,258,657
7,100,000	Rady Children’s Hospital, LOC-Allied Irish Bank PLC,
	0.430%, 10/1/09(a)	7,100,000
2,500,000	TECP, Kaiser Permanente, 0.400% due 10/14/09	2,500,000
	California Statewide CDA, TECP:
6,000,000	0.400% due 10/14/09	6,000,000
7,000,000	0.400% due 11/16/09	7,000,000
14,000,000	0.450% due 1/13/10	14,000,000
7,500,000	Pleasanton, CA, COP, Assisted Living Facility Financing,
	LOC-Citibank N.A., 0.320%, 10/1/09(a)	7,500,000

	Total Health Care	222,938,657

	Housing: Multi-Family — 9.4%
1,580,000	Anaheim, CA, MFH Revenue, Cobblestone Apartments,
	FNMA-Collateralized, 0.430%, 10/1/09(a)(c)	1,580,000

See Notes to Financial Statements.

6 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Housing: Multi-Family — 9.4% continued
	California Statewide CDA:
	MFH Revenue:
$ 9,505,000	Arbor Ridge Apartments, FHLMC, LIQ-FHLMC, 0.440%, 10/1/09(a)(c)	$9,505,000
9,000,000	Avian Glen Apartments Project, LOC-Citibank N.A.,
	0.450%, 10/1/09(a)(c)	9,000,000
3,415,000	Breezewood Apartments, FNMA, LIQ-FNMA, 0.410%, 10/1/09(a)(c)	3,415,000
7,550,000	Campus Pointe Apartments, FNMA, LIQ-FNMA, 0.460%, 10/1/09(a)(c)	7,550,000
8,200,000	David Avenue Apartments, FHLMC, LIQ-FHLMC, 0.500%, 10/7/09(a)(c)	8,200,000
3,400,000	Harmony Court Apartments, FNMA, LIQ-FNMA, 0.410%, 10/1/09(a)(c)	3,400,000
7,009,000	Parkside Terrace, FHLMC, LIQ-FHLMC, 0.440%, 10/1/09(a)(c)	7,009,000
3,550,000	Phoenix Terrace Apartments, FNMA, LIQ-FNMA, 0.450%, 10/1/09(a)(c)(e)	3,550,000
6,540,000	Stoneridge Elk Grove, LOC-Citibank N.A., 0.450%, 10/1/09(a)(c)	6,540,000
	Multi-Family Revenue:
5,685,000	Varenna Care Center LP, LOC-FHLB, 0.380%, 10/1/09(a)	5,685,000
800,000	Village Hesperia Apartment, FNMA, 0.430%, 10/1/09(a)(c)	800,000
6,955,000	Corona, CA, MFH Revenue, Housing Country Hills Project,
	FHLMC-Collateralized, 0.330%, 10/1/09(a)	6,955,000
4,600,000	Daly City, CA, HFA, Multifamily Revenue, Serramonte Del Rey,
	0.330%, 10/1/09(a)	4,600,000
	Los Angeles, CA:
	Community RDA, MFH Revenue:
20,700,000	Grand Promenade Project, FHLMC, 0.330%, 10/1/09(a)	20,700,000
15,000,000	Wilshire Station Apartments, LOC-Bank of America N.A.,
	0.380%, 10/1/09(a)(c)	15,000,000
3,100,000	MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.,
	0.400%, 10/1/09(a)(c)	3,100,000
3,000,000	Oceanside, CA, MFH Revenue, Shadow Way Apartments LP, LOC-FHLMC,
	0.330%, 10/1/09(a)	3,000,000
	Orange County, CA:
5,200,000	Apartment Development Revenue, WLCO LF Partners, Issue G, FNMA,
	0.300%, 10/1/09(a)	5,200,000
6,440,000	Housing Authority, Apartment Development Revenue,
	Oasis Martinique I, LIQ-FNMA, 0.340%, 10/1/09(a)	6,440,000
	Sacramento County, CA, Housing Authority MFH Revenue:
17,800,000	Logan Park Apartments, FHLMC, LIQ-FHLMC, 0.440%, 10/1/09(a)(c)	17,800,000
15,000,000	Seasons at Winter, LIQ-FHLMC, 0.440%, 10/1/09(a)(c)	15,000,000
2,300,000	The Lofts at Natomas Apartments LLC, LIQ-FNMA, 0.390%, 10/1/09(a)(c)	2,300,000
	San Francisco, CA, City & County RDA, Multi-Family Revenue:
2,825,000	Maria Manor Apartments, LOC-Citibank N.A., 0.370%, 10/7/09(a)(c)	2,825,000
2,500,000	Namiki Apartments, LOC-Citibank N.A., 0.370%, 10/7/09(a)(c)	2,500,000
7,700,000	Notre Dame Housing Partners LP, LOC-Citibank N.A.,
	0.370%, 10/7/09(a)(c)	7,700,000
75,000	Ocean Beach Apartments, LOC-Citibank N.A., 0.370%, 10/7/09(a)(c)	75,000

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 7

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Housing: Multi-Family — 9.4% continued
	San Jose, CA, MFH Revenue:
$ 4,200,000	Sunset Square Apartments Project, LOC-Citibank N.A., 0.450%, 10/1/09(a)(c)	$4,200,000
6,760,000	Villa Monterey Apartments, FNMA, LIQ-FNMA, 0.450%, 10/1/09(a)(c)	6,760,000

	Total Housing: Multi-Family	190,389,000

	Industrial Revenue — 2.7%
	Alameda County, CA, IDA Revenue:
2,330,000	JMS Family Partnership, LOC-Wells Fargo Bank N.A., 0.470%, 10/7/09(a)(c)	2,330,000
4,660,000	Plyproperties Project, LOC-Wells Fargo Bank, N.A., 0.500%, 10/1/09(a)(c)	4,660,000
	California Infrastructure & Economic Development Bank Revenue:
	California Academy of Sciences:
900,000	LOC-Allied Irish Bank PLC, 0.270%, 10/1/09(a)	900,000
3,420,000	LOC-Northern Trust Co., 0.270%, 10/1/09(a)	3,420,000
8,500,000	LOC-U.S. Bank N.A., 0.270%, 10/1/09(a)	8,500,000
8,200,000	LOC-Wells Fargo Bank N.A., 0.270%, 10/1/09(a)	8,200,000
955,000	IDR, RCP Block & Brick, LOC-U.S. Bank N.A., 0.450%, 10/1/09(a)(c)	955,000
9,895,000	Los Angeles County Museum, LOC-Bank of New York, 0.270%, 10/1/09(a)	9,895,000
400,000	San Francisco Ballet, LOC-Allied Irish Bank PLC, 0.270%, 10/1/09(a)	400,000
	California MFA:
7,800,000	Exempt Facilities Revenue, Refunding, ExxonMobil Project, 0.300%, 10/1/09(a)(c)	7,800,000
5,175,000	IDR, Edelbrock Permanent Mold, LOC-Bank of America N.A., 0.500%, 10/1/09(a)(c)	5,175,000
	California Statewide CDA:
1,200,000	A&B Die Casting Corp., LOC-Bank of America N.A., 0.570%, 10/1/09(a)(c)	1,200,000
1,165,000	Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank, 0.470%, 10/1/09(a)	1,165,000
1,225,000	Riverside County, CA, IDA, IDR, Spenuzza Inc. Project, LOC-Bank of America N.A., 0.500%, 10/1/09(a)(c)	1,225,000

	Total Industrial Revenue	55,825,000

	Life Care Systems — 0.8%
	ABAG Finance Authority for Nonprofit Corp., CA:
3,900,000	Casa De Las Campanas, Radian, LOC-JPMorgan Chase, 0.270%, 10/1/09(a)	3,900,000
5,730,000	Eskaton Village-Roseville, LOC-KBC Bank NV, 0.340%, 10/1/09(a)	5,730,000
5,845,000	Revenue, Pathways Home Health Hospice, LOC-U.S. Bank, 0.340%, 10/1/09(a)	5,845,000

	Total Life Care Systems	15,475,000

See Notes to Financial Statements.

8 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Miscellaneous — 0.1%
$ 1,674,000	Irvine, CA, Improvement Bond Act of 1915, Assessment District 87-8, LOC-KBC Bank NV, 0.270%, 10/1/09(a)	$1,674,000
340,000	Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Health Project Inc., LOC-Citibank N.A., 0.290%, 10/7/09(a)	340,000
600,000	Orange County, CA, Improvement Bond Act 1915, Assessment District 01-1, LOC-KBC Bank NV, 0.280%, 10/1/09(a)	600,000

	Total Miscellaneous	2,614,000

	Pollution Control — 2.0%
	California PCFA:
	Solid Waste Disposal Revenue:
7,990,000	Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A., 0.430%, 10/7/09(a)(c)	7,990,000
9,970,000	Garaventa Enterprises, LOC-Bank of America N.A., 0.450%, 10/7/09(a)(c)	9,970,000
11,000,000	Waste Connections Inc. Project, LOC-Bank of America N.A, 0.500%, 10/1/09(a)(c)	11,000,000
10,900,000	PCR, BP West Coast Production LLC, 0.280%, 10/1/09(a)	10,900,000

	Total Pollution Control	39,860,000

	Public Facilities — 5.1%
6,140,000	California Infrastructure & Economic Development Bank Revenue, Orange County Performing Arts Center, LOC-Allied Irish Bank PLC, 0.400%, 10/1/09(a)	6,140,000
355,000	Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A., 0.350%, 10/7/09(a)	355,000
	Irvine, CA, Improvement Bond Act 1915:
2,000,000	Assessment District 04-20, LOC-KBC Bank NV, 0.270%, 10/1/09(a)	2,000,000
12,000,000	Assessment District No. 94, LOC-State Street Bank & Trust Co., 0.270%, 10/1/09(a)	12,000,000
	Revenue, Limited Obligation:
8,891,000	Assessment District 04-20, LOC-KBC Bank NV, 0.270%, 10/1/09(a)	8,891,000
4,380,000	Reassessment District 85-7, FSA, SPA-Dexia Credit Local, 0.330%, 10/1/09(a)	4,380,000
7,300,000	Livermore, CA, COP, Capital Projects, LOC-Allied Irish Bank N.A., 0.400%, 10/1/09(a)	7,300,000
	Los Angeles, CA, Municipal Improvement Corp., TECP, LOC-Bank of America N.A.:
28,335,000	0.400% due 10/9/09	28,335,000
26,000,000	0.350% due 2/10/10	26,000,000
2,100,000	Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-KBC Bank N.V., 0.270%, 10/1/09(a)	2,100,000
6,450,000	Ventura County, CA, Public Financing Authority, TECP, LOC-Bank of Nova Scotia, 0.250% due 10/22/09	6,450,000

	Total Public Facilities	103,951,000

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 9

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Solid Waste/Resource Recovery — 1.6%
$ 7,000,000	California MFA Solid Waste Revenue, Allied Waste North America Inc., LOC-Bank of America N.A., 0.500%, 10/1/09(a)(c)	$7,000,000
	California PCFA:
2,535,000	Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A., 0.450%, 10/7/09(a)(c)	2,535,000
6,345,000	Athens Services Project, LOC-Wells Fargo Bank N.A., 0.450%, 10/7/09(a)(c)	6,345,000
1,015,000	BLT Enterprises, LOC-Wells Fargo Bank N.A., 0.450%, 10/7/09(a)(c)	1,015,000
3,300,000	Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A., 0.430%, 10/7/09(a)(c)	3,300,000
8,500,000	Solid Waste Disposal Revenue, Burrtec Waste Group Inc., LOC-U.S. Bank N.A., 0.430%, 10/7/09(a)(c)	8,500,000
3,200,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance Bank, 0.400%, 10/1/09(a)	3,200,000

	Total Solid Waste/Resource Recovery	31,895,000

	Tax Allocation — 0.4%
7,765,000	Morgan Hill, CA, RDA Tax Allocation, Ojo De Agua Redevelopment Project, LOC-Scotiabank, 0.320%, 10/1/09(a)	7,765,000

	Transportation — 12.2%
	City of Long Beach, CA, TECP:
7,255,000	LOC-JPMorgan Chase, 0.300% due 11/3/09	7,255,000
2,004,000	LOC-JPMorgan Chase, 0.300% due 12/2/09	2,004,000
3,332,000	LOC-JPMorgan Chase, 0.300% due 12/2/09	3,332,000
	Los Angeles Department of Airports:
18,800,000	Revenue, International Airport A, LOC-BNP Paribas, 0.330%, 10/1/09(a)(c)	18,800,000
	TECP, LOC-BNP Paribas:
17,000,000	0.250% due 10/20/09	17,000,000
7,500,000	0.300% due 10/20/09	7,500,000
7,030,000	Los Angeles, CA, Metropolitan Transportation, LOC-BNP Paribas & Dexia Local Credit, 0.700% due 10/6/09	7,030,000
	Orange County, CA:
	Local Transportations Authority, TECP, LOC-Dexia Credit Local, Bank of America, BNP Paribas, JPMorgan Chase:
14,000,000	0.450% due 10/1/09	14,000,000
25,000,000	0.430% due 10/6/09	25,000,000
30,000,000	TECP, LOC-Dexia Credit Local, Bank of America N.A., BNP Paribas, JPMorgan Chase, 0.450% due 10/1/09	30,000,000
	San Francisco, CA, City & County Airports Commission, International Airport Revenue:
17,640,000	3.000% due 12/1/09(c)(d)	17,683,566
17,500,000	0.750% due 9/15/10(d)	17,500,000
10,000,000	0.750% due 9/15/10(d)	10,000,000
39,645,000	FSA, SPA-Dexia Credit Local, 0.400%, 10/7/09(a)	39,645,000
9,000,000	TECP, LOC-State Street Bank & Trust Co., 0.400% due 10/6/09	9,000,000

See Notes to Financial Statements.

10 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Transportation — 12.2% continued
$ 21,789,000	San Jose, CA, International Airport, TECP, LOC-JPMorgan Chase, Dexia Credit Local, Bank of America N.A., 1.100% due 10/1/09	$21,789,000

	Total Transportation	247,538,566

	Utilities — 12.9%
3,300,000	California Alternative Energy Source Financing Authority Cogeneration Revenue, Refunding, GE Capital Corp., Arroyo, 0.380%, 10/7/09(a)(c)	3,300,000
8,500,000	California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A., 0.240%, 10/1/09(a)	8,500,000
	California PCFA, PCR, Pacific Gas & Electric:
10,700,000	LOC-Bank One, 0.250%, 10/1/09(a)	10,700,000
14,300,000	LOC-Bank One N.A., 0.250%, 10/1/09(a)	14,300,000
1,000,000	LOC-JPMorgan Chase, 0.300%, 10/1/09(a)	1,000,000
	California State Department of Water Resources:
8,200,000	LOC-Lloyds TSB Bank PLC, 0.300%, 10/1/09(a)	8,200,000
	Power Supply Revenue:
4,000,000	LOC-Allied Irish Bank PLC, 0.270%, 10/1/09(a)	4,000,000
	LOC-Bank of New York:
6,800,000	0.220%, 10/1/09(a)	6,800,000
14,900,000	0.270%, 10/1/09(a)	14,900,000
25,000,000	LOC-Landesbank Hessen-Thuringen, 0.270%, 10/1/09(a)	25,000,000
7,300,000	Subordinated, LOC-JPMorgan Chase & Societe Generale, 0.300%, 10/1/09(a)	7,300,000
	Los Angeles, CA, Department of Water & Power:
36,500,000	SPA-Banco Bilboa Vizcaya, 0.280%, 10/1/09(a)	36,500,000
	TECP, LOC-Banco Bilbao Vizcaya Argentina:
64,600,000	0.300% due 10/1/09	64,600,000
12,500,000	0.300% due 11/2/09	12,500,000
2,400,000	0.350% due 1/12/10	2,400,000
3,400,000	Roseville, CA, Electric Systems Revenue, COP, FSA, SPA-Dexia Credit Local, 0.500%, 10/1/09(a)	3,400,000
	San Francisco, CA:
14,500,000	City & County Public Utilities Commission, LOC-BNP Paribas, 0.400% due 1/12/10	14,500,000
3,500,000	Public Utilities, TECP, LOC-BNP Paribas, 0.350% due 10/7/09	3,500,000
21,000,000	Walnut, CA, Energy Center Authority Revenue, 1.500% due 6/8/10(b)	21,121,312

	Total Utilities	262,521,312

	Water & Sewer — 14.1%
12,500,000	Bakersfield, CA, Wastewater Revenue, FSA, SPA-Dexia Credit Local, 0.620%, 10/1/09(a)	12,500,000
10,000,000	California State Department of Water Resources, Power Supply Revenue, FSA, SPA-JPMorgan Chase, 0.450%, 10/1/09(a)	10,000,000
17,380,000	City of Santa Rosa, CA, Wastewater Revenue, LOC-Landesbank Baden-Wurttemberg, 0.950%, 10/1/09(a)	17,380,000

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 11

Schedule of investments (unaudited) continued
September 30, 2009

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE

	Water & Sewer — 14.1% continued
	East Bay, CA, MUD Water Systems Revenue, TECP:
$ 17,500,000	0.350% due 10/6/09	$17,500,000
6,800,000	0.450% due 12/7/09	6,800,000
10,000,000	0.450% due 12/9/09	10,000,000
7,860,000	Elsinore Valley, CA, Municipal Water District, COP, LOC-Allied Irish Bank PLC, 0.420%, 10/1/09(a)	7,860,000
	Metropolitan Water District of Southern California:
35,000,000	0.450%, 10/1/09(a)	35,000,000
3,725,000	SPA-Banco Bilbao Vizcaya, 0.230%, 10/7/09(a)	3,725,000
2,400,000	SPA-BNP Paribas, 0.250%, 10/1/09(a)	2,400,000
2,900,000	SPA-Landesbank Hessen, 0.300%, 10/1/09(a)	2,900,000
4,900,000	SPA-Lloyds TSB Bank PLC, 0.210%, 10/1/09(a)	4,900,000
	Waterworks Revenue:
20,000	Refunding, SPA-JPMorgan Chase, 0.300%, 10/1/09(a)	20,000
23,300,000	SPA-BNP Paribas, 0.200%, 10/7/09(a)	23,300,000
15,730,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance, 0.400%, 10/1/09(a)	15,730,000
4,830,000	Pittsburg, CA, Public Financing Authority Water Revenue, LOC-Allied Irish Bank PLC, 0.450%, 10/1/09(a)	4,830,000
	Sacramento County, CA, Sanitation District Financing Authority Revenue:
9,000,000	LIQ-Bank of America N.A., 0.280%, 10/1/09(a)	9,000,000
20,905,000	LOC-Bank of America N.A., 0.280%, 10/1/09(a)	20,905,000
2,900,000	LOC-U.S. Bank N.A., 0.230%, 10/7/09(a)	2,900,000
	San Diego County, CA, Water Authority, TECP:
9,500,000	LIQ-Dexia Credit Local, 1.000% due 10/5/09	9,500,000
	LOC-BNP Paribas:
3,750,000	0.250% due 10/7/09	3,750,000
10,000,000	0.350% due 10/8/09	10,000,000
18,500,000	0.300% due 12/2/09	18,500,000
10,250,000	0.350% due 12/9/09	10,250,000
10,000,000	0.350% due 1/13/10	10,000,000
15,400,000	Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale, 0.270%, 10/1/09(a)	15,400,000
410,000	West Basin, CA, Municipal Water District Revenue COP, SPA-Dexia Credit Local, 0.310%, 10/7/09(a)	410,000

	Total Water & Sewer	285,460,000

	TOTAL INVESTMENTS — 98.1% (Cost — $1,990,843,782#)	1,990,843,782
	Other Assets in Excess of Liabilities — 1.9%	38,703,852

	TOTAL NET ASSETS — 100.0%	$2,029,547,634

See Notes to Financial Statements.

12 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Maturity date shown represents the mandatory tender date.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	—	Association of Bay Area Governor
CDA	—	Community Development Authority
COP	—	Certificate of Participation
EFA	—	Educational Facilities Authority
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance - Insured Bonds
GO	—	General Obligation
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MUD	—	Municipal Utilities District
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
RDA	—	Redevelopment Agency
Radian	—	Radian Asset Assurance - Insured Bonds
SPA	—	Standby Bond Purchase Agreement - Insured Bonds
TECP	—	Tax Exempt Commercial Paper
TRAN	—	Tax and Revenue Anticipation Notes
USD	—	Unified School District

RATINGS TABLE†
S&P/Moody’s/Fitch‡
A-1	82.0%
VMIG1	11.7
SP-1	2.6
F-1	2.5
A/A	0.7
P-1	0.5

100.0%

†	As a percentage of total investments.
‡	S&P primary rating; Moody’s secondary, then Fitch.
See pages 14 and 15 for definitions of ratings.

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 13

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

14 |  Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 15

Statement of assets and liabilities (unaudited)
September 30, 2009

ASSETS:
Investments, at value	$1,990,843,782
Cash	45,095
Receivable for securities sold	37,402,224
Interest receivable	1,987,842
Prepaid expenses	70,876
Other assets	19,442
Total Assets	2,030,369,261
LIABILITIES:
Investment management fee payable	465,619
Distribution fees payable	175,825
Trustees’ fees payable	57,067
Distributions payable	19,169
Accrued expenses	103,947
Total Liabilities	821,627
TOTAL NET ASSETS	$2,029,547,634
NET ASSETS:
Par value (Note 6)	$20,295
Paid-in capital in excess of par value	2,029,499,097
Accumulated net realized gain on investments	28,242
TOTAL NET ASSETS	$2,029,547,634
Shares Outstanding:
Class A	1,956,356,061
Class I	73,160,175
Net Asset Value:
Class A	$1.00
Class I	$1.00

See Notes to Financial Statements.

16  |  Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended September 30, 2009

INVESTMENT INCOME:
Interest	$6,373,156
EXPENSES:
Investment management fee (Note 2)	5,133,747
Distribution fees (Notes 2 and 4)	1,153,917
Treasury Guarantee Program fees (Note 10)	828,963
Legal fees	95,991
Transfer agent fees (Note 4)	50,278
Registration fees	43,736
Insurance	31,410
Shareholder reports (Note 4)	29,786
Trustees’ fees	25,959
Audit and tax	22,507
Custody fees	7,213
Miscellaneous expenses	10,756
Total Expenses	7,434,263
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(1,278,169)
Net Expenses	6,156,094
NET INVESTMENT INCOME	217,062
INCREASE IN NET ASSETS FROM OPERATIONS	$217,062

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 17

Statements of changes in net assets

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (unaudited) AND THE YEAR ENDED MARCH 31, 2009	September 30	March 31
OPERATIONS:
Net investment income	$217,062	$42,121,726
Net realized gain	—	162,296
Increase in Net Assets From Operations	217,062	42,284,022
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(351,116)	(41,987,672)
Net realized gains	—	(134,054)
Decrease in Net Assets From Distributions to Shareholders	(351,116)	(42,121,726)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	3,788,239,940	14,198,209,841
Reinvestment of distributions	312,688	39,293,549
Cost of shares repurchased	(4,528,668,048)	(15,416,002,858)
Decrease in Net Assets From Fund Share Transactions	(740,115,420)	(1,178,499,468)
DECREASE IN NET ASSETS	(740,249,474)	(1,178,337,172)
NET ASSETS:
Beginning of period	2,769,797,108	3,948,134,280
End of period*	$2,029,547,634	$2,769,797,108
*Includes undistributed net investment income of:	—	$134,054

See Notes to Financial Statements.

18  |  Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES	2009[1]		2009	2008	2007	2006	2005

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.000	[2]	0.011	0.028	0.030	0.021	0.009
Net realized gain	—		0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]

Total income from operations	0.000	[2]	0.011	0.028	0.030	0.021	0.009

LESS DISTRIBUTIONS FROM:
Net investment income	(0.000)[2]		(0.011)	(0.028)	(0.030)	(0.021)	(0.009)
Net realized gains	—		(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]

Total distributions	(0.000)[2]		(0.011)	(0.028)	(0.030)	(0.021)	(0.009)

NET ASSET VALUE, END OF PERIOD	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	0.01%		1.12%	2.83%	2.98%	2.15%	0.87%

NET ASSETS, END OF PERIOD (MILLIONS)	$1,957		$2,697	$3,897	$2,724	$2,736	$2,637

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.63	%4,5	0.56%[5]	0.54%	0.55%[6]	0.57%	0.59%
Net expenses[7]	0.52	[4,5,8,9]	0.56 [5,10]	0.54 [10]	0.54 [6,8]	0.57 [8]	0.58 [8]
Net investment income	0.02	[4]	1.17	2.73	2.93	2.14	0.89

[1]	For the six months ended September 30, 2009 (unaudited).
[2]	Amount represents less than $0.0005 per share.
[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.45% for the six months ended September 30, 2009 and would both have been 0.54% for the year ended March 31, 2009, respectively.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.54%.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.
[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 19

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES	2009[1]		2009	2008	2007	2006	2005

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.000	[2]	0.012	0.029	0.030	0.022	0.010
Net realized gain	—		0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]

Total income from operations	0.000	[2]	0.012	0.029	0.030	0.022	0.010

LESS DISTRIBUTIONS FROM:
Net investment income	(0.000)[2]		(0.012)	(0.029)	(0.030)	(0.022)	(0.010)
Net realized gains	—		(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]

Total distributions	(0.000)[2]		(0.012)	(0.029)	(0.030)	(0.022)	(0.010)

NET ASSET VALUE, END OF PERIOD	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	0.04%		1.23%	2.94%	3.08%	2.27%	0.99%

NET ASSETS, END OF PERIOD (MILLIONS)	$73		$73	$51	$39	$23	$37

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.50%[4,5]		0.45%[5]	0.44%	0.45%[6]	0.45%	0.47%
Net expenses[7]	0.46	[4,5,8,9]	0.45 [5,10]	0.44 [10]	0.44 [6,8]	0.45 [8]	0.46 [8]
Net investment income	0.06	[4]	1.22	2.80	3.04	2.22	1.02

[1]	For the six months ended September 30, 2009 (unaudited).
[2]	Amount represents less than $0.0005 per share.
[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.45% and 0.42% for the six months ended September 30, 2009 and would both have been 0.43% for the year ended March 31, 2009, respectively.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.44%.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.
[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

20 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through November 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 21

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$1,990,843,782	—	$1,990,843,782

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(g) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

22 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 23

Notes to financial statements (unaudited) continued

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended September 30, 2009, the Fund’s Class A and I shares had voluntary expense limitations in place of 0.80% and 0.70%, respectively.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield of 0.01%. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

During the six months ended September 30, 2009, LMPFA waived a portion of its fee and/or reimbursed expenses in the amount of $1,278,169.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Operations under Independent Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2009, the Fund had accrued $26,090 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

24 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

During the period ended September 30, 2009, the Fund did not invest in Swaps, Options, or Futures and does not have any intention to do so in the future.

4. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. Distribution fees are accrued and paid monthly.

For the six months ended September 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES*

Class A	$1,153,917	$49,526	$28,287
Class I	—	752	2

Total	$1,153,917	$50,278	$28,289

*	For the period April 1, 2009 through September 17, 2009. Subsequent to September 17, 2009, these expenses were accrued as common fund expenses.

For the six months ended September 30, 2009, waivers and/or reimbursements by class were as follows:

WAIVERS/ REIMBURSEMENTS

Class A	$1,264,648
Class I	13,521

Total	$1,278,169

5. Distributions to shareholders by class

	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009

Net Investment Income:
Class A	$325,093	$41,099,644
Class I	26,023	888,028

Total	$351,116	$41,987,672

Net Realized Gains:
Class A	—	$131,009
Class I	—	3,045

Total	—	$134,054

6. Shares of beneficial interest

At September 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 25

Notes to financial statements (unaudited) continued

has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009

Class A
Shares sold	3,685,493,780	13,915,829,588
Shares issued on reinvestment	312,224	39,263,683
Shares repurchased	(4,426,138,812)	(15,155,312,602)

Net decrease	(740,332,808)	(1,200,219,331)

Class I
Shares sold	102,746,160	282,380,253
Shares issued on reinvestment	464	29,866
Shares repurchased	(102,529,236)	(260,690,256)

Net increase	217,388	21,719,863

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

7. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data

26 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 27

Notes to financial statements continued

8. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

28 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

9. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 29

Notes to financial statements continued

Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

10. Treasury guarantee

The Fund elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders were able to purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not have exceeded the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s

30 | Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report

account increased after September 19, 2008, the amount of the increase would not have been covered by the guarantee.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department had further extended the Guarantee Program through September 18, 2009. The Fund elected to participate in these extensions.

In order to participate in the Guarantee Program during the initial term, the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees were not covered by any expense cap currently in effect.

The Guarantee Program expired as of the close of business on September 18, 2009.

Western Asset California Municipal Money Market Fund 2009 Semi-Annual Report | 31

Western Asset California Municipal Money Market Fund

Trustees	Distributor
Elliott J. Berv	Legg Mason Investor Services, LLC
A. Benton Cocanougher
Jane F. Dasher	Custodian
Mark T. Finn	State Street Bank and Trust
R. Jay Gerken, CFA	Company
Chairman
Rainer Greeven	Transfer agent
Stephen R. Gross	Boston Financial Data Services, Inc.
Richard E. Hanson, Jr.	2 Heritage Drive
Diana R. Harrington	Quincy, Massachusetts 02171
Susan M. Heilbron
Susan B. Kerley	Independent registered
Alan G. Merten	public accounting firm
R. Richardson Pettit	KPMG LLP
345 Park Avenue
Investment manager	New York, New York 10154
Legg Mason Partners Fund
Advisor, LLC

Subadviser
Western Asset Management
Company

Western Asset California Municipal Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland business trust.

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND Legg Mason Funds 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset California Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009 based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC WASX010409 11/09 SR09-933

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: November 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: November 27, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: November 27, 2009